Expense Example - Innovator Equity Autocallable Income Strategy ETF - Innovator Equity Autocallable Income Strategy ETF	Sep. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252